Other gains/(losses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other gains/(losses), net
Net exchange (loss)/gain	$ (3,183)	$ 622	$ (421)
Forfeiture of advances from customers	1,552	1,654	1,245
Government subsidy income	4,458	3,281	3,063
ADR reimbursement from depositary bank	(169)	410	251
Fair value gains/(losses) on short-term investments	(2,368)	(316)	1,404
Impairment on long-term investments	(10,805)	(4,038)
Fair value change in contingent consideration payable	(8,396)	418	(81)
Others	(254)	172	391
Total	$ (19,165)	$ 2,203	$ 5,852